UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

FORM N-Q

SEPTEMBER 30, 2018

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 54.4%
FHLMC - 10.2%
Federal Home Loan Mortgage Corp. (FHLMC)	8.000%	7/1/20	$2	$2
Federal Home Loan Mortgage Corp. (FHLMC)	9.500%	1/1/21	8,237	8,281
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	8/1/33-10/1/48	585,456	620,995
Federal Home Loan Mortgage Corp. (FHLMC), Gold	2.500%	10/1/33	7,500,000	7,230,787	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	12/1/33-7/1/48	33,744,793	34,224,440
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35	11,340	12,279
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	3/1/43-12/1/47	32,937,914	32,486,670
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	3/1/46-9/1/46	4,332,331	4,476,343
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	4/1/47-9/1/48	1,699,078	1,627,648
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	10/1/48	300,000	287,058	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	10/1/48	300,000	315,023	(a)

Total FHLMC				81,289,526

FNMA - 32.7%
Federal National Mortgage Association (FNMA)	5.000%	12/1/18-5/1/48	15,782,685	16,790,014
Federal National Mortgage Association (FNMA)	8.500%	8/1/19-10/1/30	53,648	58,425
Federal National Mortgage Association (FNMA)	10.500%	8/1/20	56	56
Federal National Mortgage Association (FNMA)	2.740%	7/1/27	8,091,949	7,677,280
Federal National Mortgage Association (FNMA)	2.790%	7/1/27	6,063,307	5,777,520
Federal National Mortgage Association (FNMA)	3.321%	1/1/28	11,948,243	11,655,585
Federal National Mortgage Association (FNMA)	2.950%	2/1/28	10,000,000	9,515,845
Federal National Mortgage Association (FNMA)	3.350%	4/1/28	15,738,000	15,484,120

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.410%	4/1/28	$13,875,000	$13,716,687
Federal National Mortgage Association (FNMA)	3.790%	8/1/28	4,700,000	4,720,305
Federal National Mortgage Association (FNMA)	3.532%	8/1/28	3,160,000	3,141,789
Federal National Mortgage Association (FNMA)	3.550%	8/1/28	1,030,000	1,025,846
Federal National Mortgage Association (FNMA)	7.500%	8/1/29-4/1/32	206,017	220,312
Federal National Mortgage Association (FNMA)	3.750%	6/1/30	3,060,000	3,085,152
Federal National Mortgage Association (FNMA)	3.620%	8/1/30	2,420,000	2,403,579
Federal National Mortgage Association (FNMA)	4.000%	9/1/33-4/1/48	70,679,586	71,813,741
Federal National Mortgage Association (FNMA)	3.500%	12/1/37-3/1/57	50,264,538	49,657,468
Federal National Mortgage Association (FNMA)	4.500%	3/1/38-9/1/57	20,172,406	20,971,848
Federal National Mortgage Association (FNMA)	3.000%	2/1/43-4/1/48	15,202,757	14,666,183
Federal National Mortgage Association (FNMA)	4.500%	10/1/48	4,000,000	4,126,743	(a)
Federal National Mortgage Association (FNMA)	5.000%	10/1/48	2,400,000	2,519,639	(a)

Total FNMA				259,028,137

GNMA - 11.5%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	31,538	34,586
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	102,549	106,779
Government National Mortgage Association (GNMA)	6.000%	11/15/32	526,023	578,749
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	1,161,102	1,220,171
Government National Mortgage Association (GNMA) II	3.500%	8/20/47-10/20/47	13,823,658	13,769,944
Government National Mortgage Association (GNMA) II	4.000%	9/20/47	14,406,479	14,669,260

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	5.000%	3/20/48-9/20/48	$11,148,879	$11,670,801
Government National Mortgage Association (GNMA) II	4.500%	5/20/48-9/20/48	5,654,828	5,852,463
Government National Mortgage Association (GNMA) II	4.500%	10/20/48	32,200,000	33,280,653	(a)
Government National Mortgage Association (GNMA) II	5.000%	10/20/48-11/1/48	3,300,000	3,446,054	(a)
Government National Mortgage Association (GNMA) II	3.500%	10/20/48	1,700,000	1,690,504	(a)
Government National Mortgage Association (GNMA) II	4.000%	10/20/48	1,000,000	1,017,070	(a)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.235%)	3.431%	8/20/58	80,638	82,082	(b)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.786%)	3.897%	6/20/60	3,227,855	3,396,406	(b)

Total GNMA				90,815,522

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $443,683,252)				431,133,185

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 31.3%
Adjustable Rate Mortgage Trust, 2005-11 5A1 (1 mo. USD LIBOR + 0.540%)	2.756%	2/25/36	331,614	246,254	(b)
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.731%	4/10/49	443,619	272,595	(b)
Banc of America Funding Trust, 2015-R2 4A2 (1 mo. USD LIBOR + 0.165%)	2.670%	9/29/36	5,533,423
				4,221,680	(b)(d)
Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Securities Trust, 2014-FL1 C (1 mo. USD LIBOR + 3.100%)	5.477%	12/15/31	7,450,000	7,455,550	(b)(d)
Banc of America Merrill Lynch Large Loan Inc., Commercial Mortgage Securities Trust, 2014-FL1 D (1 mo. USD LIBOR + 4.000%)	5.005%	12/15/31	6,960,000	6,917,049	(b)(d)
Bank of America Merrill Lynch Large Loan Inc., 2016-GG10 AJA	5.977%	8/10/45	4,594,622	3,418,707	(b)(d)
BCAP LLC Trust, 2015-RR2 25A1	2.275%	10/28/36	920,774	905,757	(b)(d)
BX Trust, 2017-IMC G (1 mo. USD LIBOR + 5.500%)	7.658%	10/15/32	2,800,000	2,840,586	(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	$84,387	$62,085	(b)
Commercial Mortgage Trust, 2015-CR25 E	4.696%	8/10/48	1,230,000	872,995	(b)(d)
Countrywide Alternative Loan Trust, 2004-6CB A (1 mo. USD LIBOR + 0.580%)	2.796%	5/25/34	882,019	883,173	(b)
Countrywide Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	2.816%	1/25/36	256,260	249,008	(b)
Countrywide Alternative Loan Trust, 2006-OA9, 2A1B (1 mo. USD LIBOR + 0.200%)	2.365%	7/20/46	157,185	123,348	(b)
Countrywide Home Loans Reperforming REMIC Trust, 2004-R1 1AF (1 mo. USD LIBOR + 0.400%)	2.616%	11/25/34	133,275	117,792	(b)(d)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2, AF1 (1 mo. USD LIBOR + 0.420%)	2.636%	7/25/36	243,402	235,069	(b)(d)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	3,408,257	2,501,661
Credit Suisse Commercial Mortgage Trust, 2007-C5 AM	5.869%	9/15/40	1,931,298	1,875,529	(b)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	228,271	246,990
Credit Suisse Mortgage Capital Certificates, 2018-PLUM B (1 mo. LIBOR + 5.000%)	7.133%	8/15/20	7,125,000	7,125,000	(d)(e)(f)
Credit Suisse Mortgage Trust, 2015-10R 3A2 (12 mo. Monthly Treasury Average Index + 0.840%)	2.587%	10/27/46	4,111,000	3,966,268	(b)(d)
Credit Suisse Mortgage Trust, 2015-2R 7A3	3.652%	8/27/36	1,328,541	1,351,124	(b)(d)
Credit Suisse Mortgage Trust, 2017-RPL3 B3	5.056%	8/1/57	3,659,831	3,831,960	(b)(d)
CSAIL Commercial Mortgage Trust, 2015-C4, F	3.500%	11/15/48	350,000	246,195	(b)(d)
CSMC Trust, 2015-LHMZ	8.928%	7/20/20	3,954,544	3,973,344	(d)
CSMC Trust, 2017-CHOP H (1 mo. LIBOR + 7.620%)	9.778%	7/15/32	3,000,000	2,992,890	(b)(d)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,900,000	1,749,419	(d)
EverBank Mortgage Loan Trust, 2018-1 AX1, IO	0.150%	2/25/48	347,399,543	1,964,544	(b)(d)
EverBank Mortgage Loan Trust, 2018-1 B4	3.650%	2/25/48	2,637,852	1,919,018	(b)(d)
EverBank Mortgage Loan Trust, 2018-1 B5	3.650%	2/25/48	2,292,066	1,124,364	(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K034 X3, IO	1.782%	9/25/41	$16,200,000	$1,193,828	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K714 X3, IO	1.852%	1/25/42	21,598,714	791,735	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	970,425	1,059,836
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	116,145	120,363
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3027 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.992%	5/15/29	72,575	6,122	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3265 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.140%)	3.982%	1/15/37	72,767	6,930	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3397 GS, IO (-1.000 x 1 mo. USD LIBOR + 7.000%)	4.842%	12/15/37	763,065	111,190	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3684 JI, IO	1.533%	11/15/36	6,836,544	394,948	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.792%	10/15/41	1,004,318	140,025	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3960 SJ, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.492%	8/15/40	1,095,771	125,691	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3966 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.900%)	3.742%	12/15/41	2,707,433	306,736	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4048 IK, IO	3.000%	5/15/27	665,363	56,027
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4077 TO, PO	0.000%	5/15/41	4,996,833	4,107,590
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	2,496,710	194,585
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4114 LI, IO	3.500%	10/15/32	5,534,634	763,638
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4144 GI, IO, PAC-1	3.000%	12/15/32	3,595,320	399,673

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4147 IN, IO	3.500%	12/15/32	$4,907,417	$670,234
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4170 PI, IO, PAC-1	3.000%	1/15/33	6,473,286	505,601
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.092%	9/15/42	1,821,954	240,317	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	10,606,410	9,302,353
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4350 AS, IO	1.539%	12/15/37	8,303,059	480,317	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	4,328,011	4,133,228
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,618,948	423,179	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.058%	9/25/55	10,925,445	1,180,877	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	84,459,360	304,898	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	8,435,293	851,146	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.218%	8/25/56	18,065,504	2,031,791	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	487,061,355	1,830,377	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	8,137,303	6,407,494
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.581%	2/15/38	868,542	46,530	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	12.966%	3/25/25	5,989,597	8,235,397	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	12.716%	10/25/28	$2,402,033	$3,219,629	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	12.216%	7/25/29	2,547,070	2,592,931	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B1 (1 mo. USD LIBOR + 3.750%)	5.966%	4/25/43	3,550,000	3,714,273	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	13.966%	4/25/43	3,680,000	4,237,802	(b)(d)
Federal National Mortgage Association (FNMA), 2018-M7 A2	3.150%	3/25/28	17,000,000	16,284,654	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	12.466%	1/25/29	6,645,591	8,815,795	(b)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	11.466%	4/25/29	6,486,192	8,136,479	(b)(d)
Federal National Mortgage Association (FNMA) Interest STRIPS, 20407, 41, IO	6.000%	1/25/38	79,212	18,480
Federal National Mortgage Association (FNMA) REMIC, 2003-22 IO, IO	6.000%	4/25/33	126,808	30,047
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.893%	8/25/39	720,384	750,264	(b)
Federal National Mortgage Association (FNMA) REMIC, 2009-6 KZ	5.000%	2/25/49	666,047	693,612
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	2,185,778	2,321,206
Federal National Mortgage Association (FNMA) REMIC, 2010-110 AE	9.750%	11/25/18	987	987
Federal National Mortgage Association (FNMA) REMIC, 2010-150 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.530%)	4.314%	1/25/41	1,310,545	178,320	(b)
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI IO	5.500%	2/25/40	683,855	140,464

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2010-84 SK IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	4.344%	8/25/40	$1,877,005	$261,184	(b)
Federal National Mortgage Association (FNMA) REMIC, 2011-144, PT	12.075%	1/25/38	624,173	738,841	(b)
Federal National Mortgage Association (FNMA) REMIC, 2011-15 AB	9.750%	8/25/19	947	955
Federal National Mortgage Association (FNMA) REMIC, 2011-59, NZ	5.500%	7/25/41	369,668	398,317
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KI, IO	4.500%	12/25/25	637,653	37,777
Federal National Mortgage Association (FNMA) REMIC, 2012-123 BI, IO	3.500%	11/25/32	2,575,123	369,050
Federal National Mortgage Association (FNMA) REMIC, 2012-135 AI, IO	3.000%	12/25/27	3,057,611	299,580
Federal National Mortgage Association (FNMA) REMIC, 2012-14 SL, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	4.334%	12/25/40	5,978,948	652,286	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-149 AI, IO	3.000%	1/25/28	7,413,724	625,632
Federal National Mortgage Association (FNMA) REMIC, 2012-28, B	6.500%	6/25/39	601,636	639,051
Federal National Mortgage Association (FNMA) REMIC, 2012-51, B	7.000%	5/25/42	461,382	527,882
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.384%	7/25/42	3,750,920	609,891	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-9, BC	6.500%	7/25/42	418,270	467,155
Federal National Mortgage Association (FNMA) REMIC, 2013-9, CB	5.500%	4/25/42	3,497,700	3,762,868
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.560%	8/25/44	2,498,693	125,946	(b)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 IA, IO	1.542%	8/25/44	4,319,007	219,924	(b)
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	1.659%	8/25/44	3,956,295	173,980	(b)
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	1,618,373	307,743
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	110,679	26,910

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	$136,322	$30,187
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	96,908	21,330
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	66,006	15,144
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	649,565	137,820
GE Capital Commercial Mortgage Corp., 2007-C1, AJ	5.677%	12/10/49	5,430,000	1,785,427	(b)
Government National Mortgage Association (GNMA), 2002-57, FK (1 mo. USD LIBOR + 0.500%)	2.658%	8/16/32	409,599	412,298	(b)
Government National Mortgage Association (GNMA), 2003-94 SD, IO (-1.000 x 1 mo. USD LIBOR + 6.560%)	4.402%	7/16/33	187,746	23,989	(b)
Government National Mortgage Association (GNMA), 2004-59, FP (1 mo. USD LIBOR + 0.300%)	2.458%	8/16/34	853,525	854,753	(b)
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	4.042%	10/16/34	901,481	101,260	(b)
Government National Mortgage Association (GNMA), 2007-17 IB, IO (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.085%	4/20/37	5,625,109	599,974	(b)
Government National Mortgage Association (GNMA), 2007-45 QB, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.435%	7/20/37	898,934	65,911	(b)
Government National Mortgage Association (GNMA), 2009-H01, FA (1 mo. USD LIBOR + 1.150%)	3.315%	11/20/59	1,108,661	1,119,030	(b)
Government National Mortgage Association (GNMA), 2010-151 AI, IO	4.500%	5/20/37	3,921,679	234,102
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.335%	3/20/39	29,885	1,104	(b)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.942%	11/16/34	2,214,766	204,344	(b)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. LIBOR + 6.480%)	4.315%	4/20/40	13,205	1,972	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	$1,665,432	$1,713,333
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.842%	5/16/40	695,469	71,026	(b)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.485%	1/20/40	28,485	2,565	(b)
Government National Mortgage Association (GNMA), 2010-H02, FA (1 mo. USD LIBOR + 0.680%)	2.753%	2/20/60	3,744,659	3,766,483	(b)
Government National Mortgage Association (GNMA), 2011-113, PQ	5.000%	6/20/39	2,164,767	2,273,792
Government National Mortgage Association (GNMA), 2011-142, IO	0.349%	9/16/46	8,722,663	98,630	(b)
Government National Mortgage Association (GNMA), 2011-2 NS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.080%)	3.922%	3/16/39	100,799	1,984	(b)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	234,430	18,160
Government National Mortgage
Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.485%	2/20/41	1,982,051	215,696	(b)
Government National Mortgage Association (GNMA), 2012-70 IO, IO	0.455%	8/16/52	21,051,259	372,458	(b)
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.899%	9/16/51	10,719,911	595,730	(b)
Government National Mortgage Association (GNMA), 2013-145, IO	1.068%	9/16/44	4,879,277	239,094	(b)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.147%	2/16/46	17,938,837	878,537	(b)
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	7,260,983	800,815
Government National Mortgage Association (GNMA), 2014-16 IO, IO	0.743%	6/16/55	7,867,743	311,984	(b)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	2,306,327	594,583
Government National Mortgage Association (GNMA), 2014-50, IO, IO	0.844%	9/16/55	3,037,325	161,707	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2014-91 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.600%)	3.442%	6/16/44	$2,696,226	$304,918	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	5,855,441	1,177,053
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.885%	4/20/46	4,745,756	679,847	(b)
Government National Mortgage Association (GNMA), 2016-87, IO	1.003%	8/16/58	8,742,071	672,938	(b)
Government National Mortgage Association (GNMA), 2017-100 IO, IO	0.808%	5/16/59	16,719,945	1,040,934	(b)
Government National Mortgage Association (GNMA), 2017-161 AS, IO	0.923%	3/20/41	23,977,718	737,267	(b)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.691%	3/16/60	7,355,768	439,389	(b)
Government National Mortgage Association (GNMA), 2018-8 S, IO (-1.000 x 1 mo. USD LIBOR + 3.500%)	1.335%	1/20/48	35,502,926	1,304,622	(b)
GS Mortgage Securities Corp. II, 2018-SRP5, D (1 mo. USD LIBOR + 6.000%)	8.158%	9/15/31	5,000,000	5,014,645	(b)(d)
GS Mortgage Securities Trust, 2006-GG8, AJ	5.622%	11/10/39	249,579	215,484
GS Mortgage Securities Trust, 2015-GC34, D	2.979%	10/10/48	2,500,000	2,030,028
GS Mortgage Securities Trust, 2015-GS1, E	4.569%	11/10/48	1,400,000	940,849	(b)(d)
GS Mortgage Securities Trust, 2015-GS1, F	4.569%	11/10/48	700,000	417,038	(b)(d)
GSMPS Mortgage Loan Trust, 2006-RP2, 1AF1 (1 mo. USD LIBOR + 0.400%)	2.616%	4/25/36	1,939,031	1,654,900	(b)(d)
HarborView Mortgage Loan Trust, 2006-7, 2A1A (1 mo. USD LIBOR + 0.200%)	2.368%	9/19/46	346,199	316,886	(b)
Impac CMB Trust, 2004-10, 3A1 (1 mo. USD LIBOR + 0.700%)	2.916%	3/25/35	346,151	328,390	(b)
Impac CMB Trust, 2007-A, A (1 mo. USD LIBOR + 0.500%)	2.716%	5/25/37	543,070	542,462	(b)(d)
IndyMac INDX Mortgage Loan Trust, 2005-AR1, 1A1	3.823%	3/25/35	121,062	122,298	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	4,550,000	3,260,710
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.012%	2/12/49	3,813,787	2,857,806	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.100%	2/15/51	$127,082	$127,537	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LDPX AJ	5.503%	1/15/49	5,570,000	946,872	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 D (1 mo. USD LIBOR + 4.250%)	6.408%	11/15/31	1,830,000	1,763,299	(b)(d)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	2.426%	4/25/46	711,116	624,026	(b)
MASTR Adjustable Rate Mortgages Trust, 2007-3 12A1 (1 mo. USD LIBOR + 0.200%)	2.416%	5/25/47	174,964	148,373	(b)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	1,424,269	1,126,595	(b)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 E	4.679%	10/15/48	1,050,000	846,147	(b)(d)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.358%	12/12/49	571,817	439,851	(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.140%)	2.356%	6/25/36	39,643	16,408	(b)
Morgan Stanley Re-REMIC Trust, 2015-R6, 1A1 (1 mo. USD LIBOR + 0.260%)	2.585%	7/26/45	898,391	889,278	(b)(d)
Multifamily Trust, 2016-1, B	10.026%	4/25/46	2,974,977	3,140,217	(b)(d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	1,435,852	1,436,317	(b)(d)
NovaStar Mortgage Funding Trust Series, 2006-MTA1 2A1A (1 mo. USD LIBOR + 0.190%)	2.406%	9/25/46	203,570	188,999	(b)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	3.642%	5/25/35	7,657	7,690	(b)
Starwood Retail Property Trust, 2014-STAR C (1 mo. USD LIBOR + 2.500%)	4.658%	11/15/27	2,324,000	2,305,660	(b)(d)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.180%)	2.396%	7/25/46	154,781	145,315	(b)
Structured Asset Securities Corp., 2005-RF1 A (1 mo. USD LIBOR + 0.350%)	2.566%	3/25/35	190,937	178,669	(b)(d)
Structured Asset Securities Corp., 2005-RF3 1A (1 mo. USD LIBOR + 0.350%)	2.566%	6/25/35	266,458	241,924	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.000%)	4.121%	11/11/34	2,376,022	2,390,544	(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. LIBOR + 6.350%)	8.471%	11/11/34	$6,059,073	$6,052,687	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. LIBOR + 9.800%)	11.921%	11/11/34	6,059,073	6,054,711	(b)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	1,330,000	903,210	(b)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	2,340,000	1,145,680	(b)(d)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.984%	2/15/51	3,234,942	3,200,039	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates Trust, 2003-AR5 A7 (1 year Treasury Constant Maturity Rate + 2.330%)	4.083%	6/25/33	52,705	53,413	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A2 (1 mo. USD LIBOR + 0.290%)	2.506%	12/25/45	42,574	42,592	(b)
Wells Fargo Commercial Mortgage Trust, 2015-C31 E	4.763%	11/15/48	810,000	571,096	(b)(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $251,014,433)				248,263,360

ASSET-BACKED SECURITIES - 7.3%
Applebee’s Funding/IHOP Funding LLC, 2014-1 A2	4.277%	9/5/44	2,900,700	2,859,780	(d)
Argent Securities Inc., 2004-W6 AF, Step Bond	4.123%	5/25/34	518,457	521,717
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	1,757,599	1,815,279	(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	6,707	6,707	(b)
Countrywide Asset-Backed Certificates, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	2.546%	7/25/36	313,179	296,023	(b)(d)
Countrywide Home Equity Loan Trust, 2006-E, 2A (1 mo. USD LIBOR + 0.140%)	2.298%	7/15/36	46,597	44,541	(b)
CreditShop Credit Card Co. LLC, 2017-1 B (1 mo. LIBOR + 8.000%)	10.158%	10/15/22	3,171,752	3,184,331	(b)(d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	1,854,099	1,690,664	(b)(d)
CSMC Trust, 2017-RPL1 B1	3.100%	7/25/57	4,076,582	2,957,878	(b)(d)
CSMC Trust, 2017-RPL1 B2	3.100%	7/25/57	4,676,961	2,411,521	(b)(d)
CSMC Trust, 2017-RPL1 B3	3.100%	7/25/57	3,976,476	1,617,972	(b)(d)
CSMC Trust, 2017-RPL1 B4	3.100%	7/25/57	4,577,042	685,632	(b)(d)
DRB Prime Student Loan Trust, 2015-B A1 (1 mo. USD LIBOR + 1.900%)	4.116%	10/27/31	1,054,536	1,082,305	(b)(d)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
EMC Mortgage Loan Trust, 2006-A A1 (1 mo. USD LIBOR + 0.450%)	2.666%	12/25/42	$50,394	$50,487	(b)(d)
Hertz Vehicle Financing II LP, 2015-3A, D	5.330%	9/25/21	2,000,000	1,989,214	(d)
Hertz Vehicle Financing II LP, 2018-1A, A	3.290%	2/25/24	7,910,000	7,698,170	(d)
Lehman ABS Manufactured Housing Contract Trust, 2001-B A6	6.467%	4/15/40	95,031	96,082	(b)
Long Beach Mortgage Loan Trust, 2001-3, M1 (1 mo. USD LIBOR + 0.825%)	3.041%	9/25/31	173,399	179,102	(b)
New Century Home Equity Loan Trust, 2003-B M2 (1 mo. USD LIBOR + 2.475%)	4.691%	11/25/33	4,952	4,985	(b)
RAAC Trust, 2006-RP2, A (1 mo. USD LIBOR + 0.250%)	2.466%	2/25/37	2,103	2,108	(b)(d)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	2.486%	5/25/36	530,767	522,979	(b)(d)
SACO I Trust, 2006-4, A1 (1 mo. USD LIBOR + 0.340%)	2.556%	3/25/36	96,515	94,526	(b)
SLM Private Credit Student Loan Trust, 2006-A, A5 (3 mo. USD LIBOR + 0.290%)	2.624%	6/15/39	3,002,627	2,932,563	(b)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	10,276,804	(d)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	3,606,296	(d)
SoFi Professional Loan Program LLC, 2014-A RC	0.000%	7/14/24	2,500	1,853,159	(d)
SoFi Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	600	1,453,434	(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	2.436%	2/25/36	1,393,347	76,008	(b)(d)
TES LLC, 2017-1A B	7.740%	10/20/47	1,000,000	1,007,650	(d)
Truman Capital Mortgage Loan Trust,
2005-1 A (1 mo. USD LIBOR + 0.430%)	2.646%	3/25/37	23,748	24,041	(b)(d)
Upgrade Pass-Thru Trust I, 2017-1 CERT	14.960%	12/27/27	1,430,038	1,446,176	(b)(d)
Upgrade Pass-Thru Trust I, 2018-5 A	12.075%	9/15/24	1,838,973	1,862,006	(d)
Upgrade Pass-Thru Trust I, 2018-6 A	5.339%	10/15/24	1,611,000	1,611,000	(d)(f)
Upgrade Pass-Thru Trust IV, 2018-4 A	15.308%	8/15/24	1,778,303	1,800,577	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $61,026,515)				57,761,717

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
U.S. Treasury Ultra Long-Term Bonds Futures, Put @ $156.00 (Cost - $22,139)	10/26/18	8	$8,000	$19,625

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $755,746,339)				737,177,887

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 12.7%
U.S. GOVERNMENT AGENCIES - 1.7%
Federal Home Loan Bank (FHLB), Discount Notes	2.140%	11/9/18	2,660,000	2,653,834	(g)
Federal Home Loan Bank (FHLB), Discount Notes	2.203%	12/21/18	3,230,000	3,214,228	(g)
Federal Home Loan Bank (FHLB), Discount Notes	2.208%	1/7/19	7,840,000	7,793,688	(g)

TOTAL U.S. GOVERNMENT AGENCIES (Cost - $13,661,955)				13,661,750

CERTIFICATES OF DEPOSIT - 3.8%
Cooperatieve Rabobank UA (1 mo. USD LIBOR + 0.230%) (Cost - $30,000,000)	2.509%	3/5/19	30,000,000	30,018,270	(b)

COMMERCIAL PAPER - 1.5%
Toronto Dominion Bank (Cost - $11,979,740)	2.469%	12/18/18	12,040,000	11,976,609	(g)(h)

			SHARES
MONEY MARKET FUNDS - 5.7%
Western Asset Government Cash Management Portfolio LLC (Cost - $45,033,251)	2.100%		45,033,251	45,033,251	(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $100,674,946)				100,689,880

TOTAL INVESTMENTS - 105.7% (Cost - $856,421,285)				837,867,767
Liabilities in Excess of Other Assets - (5.7)%				(44,890,743)

TOTAL NET ASSETS - 100.0%				$792,977,024

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

(a)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2018, the Fund held TBA securities with a total cost of $54,046,269.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1). (f) Security is valued using significant unobservable inputs (Note 1).

(g)	Rate shown represents yield-to-maturity.

(h)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2018, the total market value of investments in Affiliated Companies was $45,033,251 and the cost was $45,033,251 (Note 2).

Abbreviations used in this schedule:

CAS	— Connecticut Avenue Securities
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

At September 30, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	355	12/18	$40,293,624	$39,929,178	$(364,446)
U.S. Treasury 10-Year Notes	1,131	12/18	136,153,288	134,341,594	(1,811,694)
U.S. Treasury Long-Term Bonds	87	12/18	12,601,097	12,223,500	(377,597)

					(2,553,737)

Contracts to Sell:
U.S. Treasury 2-Year Notes	9	12/18	1,902,075	1,896,609	5,466

Net unrealized depreciation on open futures contracts					$(2,548,271)

At September 30, 2018, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†		MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Markit CMBX.NA.AAA.10 Index)	$25,000,000	11/17/59	0.500	% Monthly	$(106,231)	$127,427	$(233,658)
Morgan Stanley & Co. Inc. (Markit CMBX.NA.AAA.10 Index)	25,000,000	11/17/59	0.500	% Monthly	(106,231)	127,427	(233,658)

Total	$50,000,000				$(212,462)	$254,854	$(467,316)

See Notes to Schedule of Investments.

WESTERN ASSET MORTGAGE BACKED SECURITIES FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Backed Securities Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$431,133,185	—	$431,133,185
Collateralized Mortgage Obligations	—	241,138,360	$7,125,000	248,263,360
Asset-Backed Securities	—	56,150,717	1,611,000	57,761,717
Purchased Options	$19,625	—	—	19,625

Total Long-Term Investments	19,625	728,422,262	8,736,000	737,177,887

Short-Term Investments†:
U.S. Government Agencies	—	13,661,750	—	13,661,750
Certificates of Deposit	—	30,018,270	—	30,018,270
Commercial Paper	—	11,976,609	—	11,976,609
Money Market Funds	—	45,033,251	—	45,033,251

Total Short-Term Investments	—	100,689,880	—	100,689,880

Total Investments	$19,625	$829,112,142	$8,736,000	$837,867,767

Other Financial Instruments:
Futures Contracts	$5,466	—	—	$5,466

Total	$25,091	$829,112,142	$8,736,000	$837,873,233

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$2,553,737	—	—	$2,553,737
OTC Credit Default Swaps on Credit Indices - Buy Protection	—	$212,462	—	212,462

Total	$2,553,737	$212,462	—	$2,766,199

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2017	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of September 30, 2018	Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2018[1]
Collateralized Mortgage Obligations	—	—	—	—	$7,125,000	—	—	—	$7,125,000	—
Asset-Backed Securities	$2,017,526	$(1,177)	$(17,294)	$(11,437)	1,627,110	$(557,552)	—	$(1,446,176)	1,611,000	$(15,703)
Senior Loans:
Financials	5,000,000	—	—	—	—	(5,000,000)	—	—	—	—

Total	$7,017,526	$(1,177)	$(17,294)	$(11,437)	$8,752,110	$(5,557,552)	—	$(1,446,176)	$8,736,000	$(15,703)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2018. The following transactions were effected in shares of such companies for the period ended September 30, 2018.

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$7,700,000	$351,028,165	351,028,165	$313,694,914	313,694,914	—	$124,284	—	$45,033,251

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 23, 2018